Share Based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share based compensation
35. Share based compensation
The Company has incentive awards for employees, Earnout RSRs and converted options. The below table summarizes share-based compensation expense for the six months ended June 30, 2024 and 2023.

		(Unit: USD)
	2024	2023
RSRs compensation expense in administrative expense	13,875	—
Converted option compensation in administrative expense	428,746	411,384

Total	442,621	411,384

RSRs
On November 15, 2023, the Company granted the RSRs, which vest upon the satisfaction of a market condition. Compensation expense for RSRs is determined based upon the market price of the shares underlying the awards on the date of grant and expensed immediately on the grant date as there is no vesting period.
The key terms of the RSRs are:

•	Earnout period is from November 15, 2023, to November 15, 2026; and

•	upon the occurrence of triggering event I, II, III during the earnout period, RSRs shall automatically vest; and

•	“Triggering Event I” occurs when if the Shares trade at or above $12.00 per share for a 20 out of 30 trading day period occurring during the Earnout period; and

•	“Triggering Event II” occurs when if the Shares trade at or above $14.00 per share for a 20 out of 30 trading day period occurring during the Earnout period; and

•	“Triggering Event III” occurs when if the Shares trade at or above $16.00 per share for a 20 out of 30 trading day period occurring during the Earnout period; and

•	If any triggering event has not occurred, none of the RSRs shall vest, and all rights (contingent or otherwise) underlying each RSR shall be forfeited and cancelled for no consideration.
The RSRs are fair valued using Monte Carlo simulation. The following assumptions are used in calculating the fair values of the options:

2023
Expected volatility	40%
Risk-Free interest rate	4.681%
Expected dividend yield	0%
Expected life (years)	3
Expected volatility—Since the Company
 had a limited trading history of its ordinary shares, there was insufficient historical volatility available for determining the expected term of the share options. To address this, a more conservative approach was adopted, wherein
40
% of the average historical share volatilities
(36.7
%) of several unrelated public companies within the Company’s industry were applied. These companies were deemed comparable to the Company’s business, covering a period equivalent to the expected term of the Restricted Stock Rights (RSRs).
Risk-free interest rate—The company
 determined the risk-free interest rate by utilizing the US 3-year Treasury bill rate as of November 15, 2023 (“Closing date”).
Expected dividend yield—The Company
 did not anticipate paying any dividends in the foreseeable future. Consequently, a
0
% expected dividend yield was utilized.
Expected term—The expected
 term of RSRs granted is based on historical experience and represents the period that granted are expected to be outstanding. As there was not sufficient historical share exercise data available to calculate the expected term of the RSRs, a vesting period of
3
years for RSRs was applied.

Converted options.
Details of stock options granted by the Company to the executive management and employees, including the President, Vice President, CEO, and CFO, for the year ended June 30, 2024, are as follows:

(Unit: USD, Share)
Classification	Description
Grant date	March 30, 2022
Total number of Captivision Korea Options (A) (*)	1,000,000
Terminated (B)	57,983
Outstanding of Captivision Korea Options (C = A - B) (**)	942,017
Exchange ratio (D)	0.8008
Captivision Korea Converted Options (E = C x D)	754,351
Granting method	Stock issue
Exercise price	4.84
Available period for exercise	March 30, 2024~ March 29, 2027

(*)
On March 30, 2022, Captivision Korea issued 1,000,000 shares of stock options with an exercise price of KRW 5,000 (USD 4.84). A total of 1,000,000 Captivision Korea options were granted by 2022, but 57,983 Captivision Korea options were terminated as of November 15, 2023.

(**)
On November 15, 2023, 942,017 outstanding Captivision Korea options were converted into 754,351 shares of Captivision Korea Converted Options, reflecting the exchange ratio. There were no options exercised as of June 30 2024.

The Company calculates the exercise price in compliance with the Commercial Act and the Capital Markets and Financial Investment Business Act in Korea.
Equity-settled stock-based compensation is recognized at a fair value of equity instruments granted, and employee benefits expense is recognized over the vesting period. At the end of the period, the Company revises its estimates of the number of options that are expected to vest on the non-market vesting and service conditions.

35. Share based compensation
The Company has incentive awards for employees, Earnout RSRs and converted options. The below table summarizes share-based compensation expense for the years ended December 31, 2023, 2022 and 2021.

	2023	2022	(Unit: USD) 2021
RSRs compensation expense in administrative expense	3,507	—	—
Converted option compensation in administrative expense	2,529,314	687,888	277,638

Total	2,532,821	687,888	277,638
RSRs
On November 15, 2023, the Company granted the RSRs, which vest upon the satisfaction of a market condition. Compensation expense for RSRs is determined based upon the market price of the shares underlying the awards on the date of grant and expensed immediately on the grant date as there is no vesting period.
The key terms of the RSRs are:

•	Earnout period is from November 15, 2023, to November 15, 2026; and

•	upon the occurrence of triggering event I, II, III during the earnout period, RSRs shall automatically vest; and

•	“Triggering Event I” occurs when if the Shares trade at or above $12.00 per share for a 20 out of 30 trading day period occurring during the Earnout period; and

•	“Triggering Event II” occurs when if the Shares trade at or above $14.00 per share for a 20 out of 30 trading day period occurring during the Earnout period; and

•	“Triggering Event III” occurs when if the Shares trade at or above $16.00 per share for a 20 out of 30 trading day period occurring during the Earnout period; and

•	If any triggering event has not occurred, none of the RSRs shall vest, and all rights (contingent or otherwise) underlying each RSR shall be forfeited and cancelled for no consideration.
The RSRs are fair valued using Monte Carlo simulation. The following assumptions are used in calculating the fair values of the options:

2023
Expected volatility	40%
Risk-Free interest rate	4.681%
Expected dividend yield	0%
Expected life (years)	3
Expected volatility—Since
 the Company had a limited trading history of its ordinary shares, there was insufficient historical volatility available for determining the expected term of the share options. To address this, a more conservative approach was adopted, wherein 40% of the average historical share volatilities (36.7%) of several unrelated public companies within the Company’s industry were applied. These companies were deemed comparable to the Company’s business, covering a period equivalent to the expected term of the Restricted Stock Rights (RSRs).

Risk-free interest rate—The company
 determined the risk-free interest rate by utilizing the US
3-year
Treasury bill rate as of November 15, 2023 (“Closing date”).
Expected dividend yield—The Company
 did not anticipate paying any dividends in the foreseeable future. Consequently, a 0% expected dividend yield was utilized.
Expected term—The expected term
 of RSRs granted is based on historical experience and represents the period that granted are expected to be outstanding. As there was not sufficient historical share exercise data available to calculate the expected term of the RSRs, a vesting period of 3 years for RSRs was applied.
Converted options.
Details of stock options granted by the Company to the executive management and employees, including the President, Vice President, CEO, and CFO, for the year ended December 31, 2023, are as follows:

Classification	(Unit: USD, Share) Description
Grant date	March 30, 2022
Total number of Captivision Korea Options(A) (*)	1,000,000
Terminated(B)	57,983
Outstanding of Captivision Korea Options (C=A-B) (**)	942,017
Exchange ratio(D)	0.8008
Captivision Korea Converted Options (E=C x D)	754,351
Granting method	Stock issue
Exercise price	4.84
Available period for exercise	March 30, 2024~ March 29, 2027

(*)
On March 30, 2022, Captivision Korea issued 1,000,000 shares of stock options with an exercise price of KRW 5,000 (USD 4.84). A total of 1,000,000 Captivision Korea options were granted by 2022, but 57,983 Captivision Korea options were terminated as of November 15, 2023.

(**)
On November 15, 2023, 942,017 outstanding Captivision Korea options were converted into 754,351 shares of Captivision Korea Converted Options, reflecting the exchange ratio. There were no options exercised as of December 2023.

The Company calculates the exercise price in compliance with the Commercial Act and the Capital Markets and Financial Investment Business Act in Korea.
Equity-settled stock-based compensation is recognized at a fair value of equity instruments granted, and employee benefits expense is recognized over the vesting period. At the end of the period, the Company revises its estimates of the number of options that are expected to vest on the non-market
vesting and service conditions.